DISCONTINUED OPERATIONS - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 25, 2012	Dec. 27, 2011
Discontinued Operations And Disposal Groups [Abstract]
Approximate amount of real property sales	$ 1,682
Approximate amount allocated in goodwill	739
Approximate total loss on the sale of property, net of tax	465
Non-cash asset impairment charge		$ 1,400